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                                              Rule 497(d)
                                              Reg. No. 333-45344



                              National Equity Trust
                        S&P 500 Strategy Trust Series 14

                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.